DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
SUMMARY OF CHANGES IN FAIR VALUE OF LEVEL 3 DERIVATIVE LIABILITIES

The following table sets forth a summary of the changes in the fair value of Level 3 derivative liabilities that are measured at fair value on a recurring basis:

Beginning balance as of January 1, 2019	$1,094,607
Issuance of derivative liabilities	6,650,667
Extinguishment of derivative liabilities in connection with convertible note repayments and exchanges	(3,230,779)
Change in fair value of derivative liabilities	(788,970)
Reclassification of derivative liabilities to equity	(2,809,566)
Beginning balance as of December 31, 2019	$915,959
Issuance of derivative liabilities	2,483,532
Extinguishment of derivative liabilities in connection with convertible note repayments and exchanges	(1,165,329)
Change in fair value of derivative liabilities	2,141,069
Write-off of derivative liabilities pursuant to ASC 852	(4,375,231)
Ending balance as of December 31, 2020	$-

SUMMARY OF DERIVATIVE LIABILITIES FAIR VALUE ASSUMPTION

In applying the Multinomial Lattice and Black-Scholes option pricing models to derivatives issued and outstanding during the years ended December 31, 2020 and 2019, the Company used the following assumptions:

For the Years Ended
December 31,
	2020	2019
Risk free interest rate	0.06% - 2.16%	1.54% - 2.16%
Expected term (years)	0.12 – 5.00	0.08 – 5.00
Expected volatility	101% - 133%	91% - 133%